SUBSEQUENT EVENTS (Details Narrative) - $ / shares	1 Months Ended
	Apr. 24, 2026	Mar. 19, 2026
Price per share		$ 1.00
Decrease in common stock description		the Company effected a 1-for-110 reverse stock split on October 2, 2024, and a 1-for-10 reverse stock split on April 4, 2025, making the cumulative reverse stock split ratio 1-for-1100 (the “Reverse Splits”) over the last two years.
Subsequent Event [Member]
Pro forma information, description	On a pro forma basis, CWV stockholders are expected to own approximately 98% of the combined company, with existing Company stockholders owning approximately 2%.